Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2014
Derivatives and Hedging Instruments
(5)	Derivatives and Hedging Instruments

The Company uses derivatives as a risk management strategy to hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Consolidated Financial Statements using valuation techniques further discussed in note 6.

Each derivative is designated by the Company as either a cash flow hedging instrument (cash flow hedge) or not qualified as a hedging instrument (nonqualifying strategies).

Cash Flow Hedges

Interest rate swaps are used by the Company to hedge against the changes in cash flows associated with variable interest rates on certain underlying fixed-maturity securities. Beginning in 2014, the Company started using foreign currency swaps to hedge against foreign currency and interest fluctuations on certain foreign denominated fixed-maturity securities. Interest rate swaps and foreign currency swaps have notional amounts and maturity dates equal to the underlying fixed-maturity securities and are deemed to be 100% effective as of December 31, 2014 and 2013. The cumulative amount of unrealized gains and losses on the effective portion of the interest rate swaps is recorded as a component of total other comprehensive income in the Consolidated Statements of Comprehensive Income. The following table presents the components of the gains or losses related to the effective portion of the derivatives that qualify as cash flow hedges:

Derivatives designated as	Amount of gains (losses) recognized at December 31
cash flow hedging instruments	2014	2013	2012
Interest rate swaps, net of tax (benefit) expense of ($217), ($238), and ($950), at December 31, 2014, 2013, and 2012, respectively	$(403)	(443)	(1,763)
Foreign currency swaps, net of tax expense of $4,683, $0, and $0 at December 31, 2014, 2013, and 2012, respectively	8,698	—	—

	$8,295	(443)	(1,763)

At December 31, 2014, the Company does not expect to reclassify any pretax gains or losses on cash flow hedges into earnings during the next 12 months. Recurring interest income earned is recorded in interest and similar income, net in the Consolidated Statements of Operations. The Company has estimated $3,546 of interest income will be earned in 2015 from the interest rate swaps and cross currency swaps. In the event that cash flow hedge accounting is no longer applied, because the derivatives are no longer designated as a hedge, or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

Nonqualifying Strategies

Option Contracts

The Company utilizes OTC options and ETOs with the objective to economically hedge certain fixed-indexed annuity and life products tied to certain indices as well as certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. The ETOs provide the Company flexibility to use instruments, which are exchange-cleared and allow the Company to mitigate counterparty credit risk. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission (CFTC). The credit rating on the OCC is currently AA+ from S&P.

As of December 31, the Company held options purchased (asset) and options sold (liability) with the following amortized cost basis, fair value, and notional amounts:

	2014	2013
Options:
Purchased (asset):
Amortized cost	$516,120	397,427
Fair value	504,309	603,043
Notional	40,747,227	29,396,102
Sold (liability):
Basis	$323,227	305,781
Fair value	322,185	415,813
Notional	32,723,520	25,178,432

Futures

The Company utilizes futures to economically hedge fixed-indexed annuity, life, and variable annuity guarantees. The futures contracts do not require an initial investment except for the initial margin described below and the Company is required to settle cash daily based on movements of the representative index, therefore, no asset or liability is recorded as of December 31, 2014 and 2013. Futures contracts are also utilized to hedge the investment risk associated with seed money.

The Company is required to post collateral as initial margin for futures contracts by the Chicago Mercantile Exchange, Chicago Board of Trade, London International Financial Futures Exchange, and the Eurex. The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. Collateral posted at December 31, 2014 and 2013, had a fair value of $863,480 and $826,227, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

Interest Rate Swaps

The Company utilizes interest rate swaps to economically hedge certain variable annuity guarantee benefits. During 2014, the Company began utilizing interest rate swaps to mitigate interest rate impacts on Statutory capital. The Company can receive the fixed or variable rate. The interest rate swaps are traded in 10-, 20-, and 30-year maturities. The Company will only enter into OTC interest rate swap contracts with counterparties rated A- or better. Typically, the Company transacts with the same counterparties the OTC options are traded. The interest rate swap exposure can be netted with the OTC option for settlement and is subject to the rules of the International Swaps and Derivatives Association, Inc. agreements. See the option contracts section of this note for collateral management.

Total Return Swaps

The Company engages in the use of OTC TRS, which allow the parties to exchange cash flows based on a variable reference rate such as the three-month LIBOR and the return of an underlying index. The Company uses the TRS with the intent to economically hedge fixed-indexed annuity and variable annuity guarantees.

Currency Swaps

The Company utilized currency swaps in an attempt to hedge the economic currency exposure of Euro-denominated German Pfandbriefe in connection with a prepaid forward agreement. Pfandbriefe are covered bonds issued by European banks and collateralized by pools of German mortgages. The net effect is a credit exposure to German Pfandbriefe and an income stream of U.S. dollar. The Pfandbriefe were all sold during 2012 and the related swaps were settled.

Credit Default Swaps

The Company utilizes credit default swaps to economically hedge fixed-indexed annuity guarantees. The credit default swaps within the investment portfolios assume credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company can be required to pay or be the net receiver on the contract depending on the net position. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31, 2014:

Credit Derivative type by derivative risk exposure and reference type	Notional Amount	Fair Value	Weighted Average Years to Maturity	Average Credit Rating
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	145,300	2,364	8	BBB+
Below investment grade risk Emerging markets sovereign credit	6,200	(642)	11	BBB-

Total	$151,500	$1,722

Stock Appreciation Rights

The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with the Allianz SE stock-based compensation plan, which awards certain employees stock appreciation rights (SARs). The contracts are recorded at fair value within derivatives on the Consolidated Balance Sheets with the change in fair value recorded in change in fair value of assets and liabilities on the Consolidated Statements of Operations. As of December 31, 2014 and 2013, the Company owned 30,897 and 65,202 contracts with a cost of $1,002 and $2,010, respectively. See further discussion of the stock-based compensation plan in note 18.

Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Certain fixed-indexed annuity products, variable annuity riders, and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within account balances and future policy benefit reserves on the Consolidated Balance Sheets with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations.

The Company bifurcates and separately records an embedded derivative related to certain CDOs. This embedded derivative is recorded within derivatives on the Consolidated Balance Sheets, with changes in fair value reported in change in fair value of assets and liabilities on the Consolidated Statements of Operations.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and nonqualifying strategies as of December 31:

	Fair value
Derivatives designated as
cash flow hedging instruments	2014	2013
Interest rate swaps	$950	1,570
Foreign currency swaps	15,647	—

Total cash flow hedging instruments	$16,597	1,570

Derivatives designated as nonqualifying hedging instruments and certain hedged items, net
OTC	180,789	184,313
ETO	33	381
SAR	1,302	2,536
GMWB	(1,491,280)	(45,772)
GMAB	(264,857)	(107,973)
MVLO	(14,903,758)	(11,756,097)
CDO embedded derivative	3,669	3,819
TRS	7,156	(24,405)
Other embedded derivative	1,673	1,903
Interest rate swaps	62,297	(730,399)

Total nonqualifying hedging instruments	(16,402,976)	(12,471,694)

Total derivative instruments	$(16,386,379)	(12,470,124)

Location in Consolidated Balance Sheets
Derivatives	$721,736	831,707
Account balances and future policy benefit reserves	(16,659,895)	(11,909,842)
Derivative liability	(448,220)	(1,391,989)

Total derivative instruments	$(16,386,379)	(12,470,124)

The following table presents the gains or losses recognized in income on the various nonqualifying strategies:

Derivatives designated as nonqualifying hedging instruments and	Location in Consolidated	Amount of (losses) gains on derivatives recognized for the years ended December 31
certain hedged item, net	Statements of Operations	2014	2013	2012
MVLO	Policy fees	$194,229	568,744	518,420
MVLO	Policyholder benefits	2,159	10,191	(38,024)
MVLO	Change in fair value of annuity embedded derivatives	(3,344,049)	(2,677,038)	(1,165,614)
GMWB	Change in fair value of annuity embedded derivatives	(1,445,524)	912,073	59,087
GMAB	Change in fair value of annuity embedded derivatives	(166,411)	166,904	(33,658)

	Total change in fair value of annuity embedded derivatives	(4,955,984)	(1,598,061)	(1,140,185)

OTC	Change in fair value of assets and liabilities	862,097	(479,713)	(198,790)
ETO	Change in fair value of assets and liabilities	66,855	(11,538)	(119,830)
Futures	Change in fair value of assets and liabilities	(267,628)	1,693,399	(14,930)
SAR	Change in fair value of assets and liabilities	69	1,823	1,292
CDO embedded derivative	Change in fair value of assets and liabilities	(150)	(119)	(33)
Other embedded derivatives	Change in fair value of assets and liabilities	(230)	(623)	(2,151)
Interest rate swaps	Change in fair value of assets and liabilities	1,085,355	(684,511)	39,610
TRS	Change in fair value of assets and liabilities	113,236	391,726	152,174
Credit Default Swaps	Change in fair value of assets and liabilities	(626)	—	—
Currency swaps	Change in fair value of assets and liabilities	—	—	(16,829)

	Total change in fair value of freestanding and other derivatives	1,858,978	910,444	(159,487)

	Total derivative loss, net	$(2,900,618)	(108,682)	(819,276)

Offsetting Assets and Liabilities

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets under GAAP. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy.

The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis on the Consolidated Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2014
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$715,092	—	715,092	(424,495)	(212,596)	78,001
Derivative liabilities	(448,220)	—	(448,220)	424,495	23,352	(373)

Net derivatives	$266,872	—	266,872	—	(189,244)	77,628

	December 31, 2013
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$823,449	—	823,449	(700,630)	(103,612)	19,207
Derivative liabilities	(1,391,989)	—	(1,391,989)	700,630	690,015	(1,344)

Net derivatives	$(568,540)	—	(568,540)	—	586,403	17,863

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the gross amounts of assets or liabilities as presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral.